Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Wireless Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Wireless Fund
Average Annual Return, Percent	28.15%	19.33%	19.38%
Wireless Fund | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Wireless Fund | NASDAQ Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Index
Average Annual Return, Percent	25.42%	16.07%	18.32%